Deferred Revenue/Income	12 Months Ended
Dec. 31, 2024
Deferred Revenue/Income
Deferred Revenue/Income

16.  Deferred Revenue/Income

The following table shows a reconciliation in the current reporting period related to carried-forward deferred revenue/income.

	Year Ended December 31,
	2022	2023	2024
Deferred revenue/income–beginning of year	2,197,766	3,561,890	4,996,043
Additions	2,483,462	3,138,343	3,263,495
Recognition	(1,124,186)	(1,705,134)	(2,055,119)
Effects on foreign exchange adjustment	4,848	944	(2,143)
Deferred revenue/income–end of year	3,561,890	4,996,043	6,202,276

Deferred revenue mainly includes the transaction price allocated to the performance obligations that are unsatisfied, or partially satisfied, which mainly arises from the vehicle connectivity services, the extended warranty services, battery swapping services as well as the points offered to customers, with unrecognized deferred revenue balance of RMB4,996,043 and RMB6,202,276 as of December 31, 2023 and 2024, respectively.

The Group expects that approximately 51% of the transaction price allocated to unsatisfied performance obligation as at December 31, 2024 will be recognized as revenue during the period from January 1, 2025 to December 31, 2025. The remaining 49% will be recognized during the period from January 1, 2026 to December 31, 2039.